Pension and other post-employment benefits - Summary of information on plan assets and defined benefit obligation per country (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	€ 2,678	€ 2,637
Defined benefit obligation	2,288	2,159
Funded Status	390	478
- Other assets	554	617
- Other liabilities	(164)	(139)
Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	331	310
Defined benefit obligation	426	400
Funded Status	(95)	(90)
USA
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	257	248
Defined benefit obligation	245	230
Funded Status	12	18
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	1,257	1,277
Defined benefit obligation	790	750
Funded Status	467	527
Belgium
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	516	507
Defined benefit obligation	473	475
Funded Status	43	32
Other countries
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	317	295
Defined benefit obligation	353	305
Funded Status	€ (37)	€ (10)